UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23268

Highland Floating Rate Opportunities Fund

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices)(Zip code)

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 357-9167

Date of fiscal year end: June 30

Date of reporting period: September 30, 2018

Item 1:	Schedule of Investments

The Schedule of Investments are attached herewith.

CONSOLIDATED INVESTMENT PORTFOLIO (unaudited)
As of September 30, 2018	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (a) - 82.3%
AEROSPACE - 3.1%
10,596,905	Accudyne Industries Borrower S.C.A. / Accudyne Industries, LLC (fka Silver II US Holdings, LLC) Term Loan, 1-month LIBOR + 3.000% 08/18/2024	10,651,214
8,976,046	Engility Corporation Term Loan B-2, 1-month LIBOR + 2.750% 08/14/2023	9,015,317
13,828,074	TransDigm, Inc. Term Loan E, 1-month LIBOR + 2.500% 05/30/2025	13,883,248

		33,549,779

COMMERCIAL SERVICES - 1.9%
14,195,313	Employbridge LLC3-month LIBOR + 5.000% 04/18/2025	14,346,137
5,740,385	Filtration Group Corporation 1st Lien Term Loan, 1-month LIBOR + 3.000% 03/29/2025	5,787,542

		20,133,679

CONSUMER DISCRETIONARY - 4.8%
400,731	FGI Operating Co. LLC Term Loan, 1-month LIBOR + 4.250% 04/19/2019	98,179
9,552,000	Flexera Software LLC 1st Lien Term Loan, 1-month LIBOR + 3.250% 02/26/2025	9,593,790
13,719,415	Truck Hero, Inc. First Lien Term Loan, 1-month LIBOR + 3.750% 04/21/2024	13,777,311
4,076,667	Second Lien Term Loan, 1-month LIBOR + 8.250% 04/22/2025	4,117,433
24,536,326	USS Ultimate Holdings, Inc. First Lien Term Loan, 1-month LIBOR + 3.750% 08/25/2024	24,812,360

		52,399,073

CONSUMER PRODUCTS - 3.3%
3,349,411	Dayco Products, LLC Term Loan B, 3-month LIBOR + 4.250% 05/19/2023	3,380,812
19,068,966	KIK Custom Products, Inc. Term Loan B, 1-month LIBOR + 4.000% 05/15/2023	19,009,375
11,352,935	Laureate Education, Inc. Term Loan B, 1-month LIBOR + 3.500% 04/26/2024	11,419,860
1,877,647	Pelican Products, Inc.1-month LIBOR + 3.500% 05/01/2025	1,882,736

		35,692,783

ENERGY - 3.3%
10,000,000	BCP Renaissance Parent LLC Term Loan B, 3-month LIBOR + 3.500% 10/31/2024	10,075,700
4,604,230	Fieldwood Energy LLC Exit 1st Lien Term Loan, 1-month LIBOR + 5.250% 04/11/2022	4,642,215
15,904,030	Exit 2nd Lien Term Loan, 1-month LIBOR + 7.250% 04/11/2023	15,486,550
5,955,000	SolarWinds Holdings, Inc. Term Loan B, 1-month LIBOR + 3.000% 02/05/2024	5,996,774

		36,201,239

CONSOLIDATED INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2018	Highland Floating Rate Opportunities Fund

FINANCIAL - 9.0%
11,867,150	AssuredPartners, Inc. First Lien Term Loan, 1-month LIBOR + 3.250% 10/22/2024	11,911,652
18,570,537	Canyon Valor Companies, Inc. (fka GTCR Valor Companies, Inc.) Term Loan B1, 3-month LIBOR + 2.750% 06/16/2023	18,693,195
1,304,348	Edelman Financial Group (The) 2nd Lien Term Loan, 3-month LIBOR + 6.750% 07/20/2026	1,335,326
6,874,662	Hub International Limited Term Loan B, 3-month LIBOR + 3.000% 04/25/2025	6,896,936
—	LBM Borrower, LLC 1st Lien Term Loan, 1-month LIBOR + 3.750% 08/20/2022	—
11,727,557	NFP Corp. Term Loan B, 1-month LIBOR + 3.000% 01/08/2024	11,740,751
9,636,720	Ocwen Loan Servicing LLC Term Loan B, 1-month LIBOR + 5.000% 12/07/2020	9,696,949
15,987,181	Russell Investments US Institutional Holdco, Inc. Term Loan B, 1-month LIBOR + 3.250% 06/01/2023	16,089,100
22,605,555	Walter Investment Management Corp. Tranche B Term Loan B, 1-month LIBOR + 6.000% 06/30/2022	21,414,129

		97,778,038

GAMING & LEISURE (b)(c) - 0.9%
49,138,954	Ginn-LA CS Borrower LLC First Lien Tranche B Term Loan (b)	1
22,925,890	Ginn-LA CS Borrower LLC First Lien Tranche A Credit-Linked Deposit (b)	—
12,503,460	LLV Holdco LLC Exit Revolver (h)	10,002,768

		10,002,769

HEALTHCARE - 8.7%
2,729,271	American Renal Holdings Inc. Term Loan B, 1-month LIBOR + 3.250% 06/21/2024	2,714,260
13,854,167	BW NHHC Holdco, Inc. 1st Lien Term Loan, 1-month LIBOR + 5.000% 05/15/2025	13,655,082
50,427,391	CCS Medical, Inc. (c) 1st Lien Term Loan, PRIME + 7.000% 05/31/2019 (h)	25,011,986
9,268,685	Quorum Health Corporation Term Loan B, 1-month LIBOR + 6.750% 04/29/2022	9,421,247
9,459,313	Radnet Management, Inc. Reprice Term Loan, 3-month LIBOR + 3.750% 06/30/2023	9,536,170
1,777,778	Sound Inpatient Physicians1-month LIBOR + 6.750% 06/26/2026	1,788,889
17,917,477	Surgery Center Holdings, Inc. Term Loan B, 3-month LIBOR + 3.250% 09/02/2024	17,945,428
2,375,000	U.S. Renal Care, Inc. 2nd Lien Term Loan, 3-month LIBOR + 8.000% 12/29/2023	2,285,938
12,644,366	Vyaire Medical, Inc. Term Loan B, 3-month LIBOR + 4.750% 04/16/2025	12,454,701

		94,813,701

CONSOLIDATED INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2018	Highland Floating Rate Opportunities Fund

HOUSING - 2.4%
14,402,858	Builders FirstSource, Inc. Term Loan B, 3-month LIBOR + 3.000% 02/29/2024	14,446,355
2,182,139	Capital Automotive LP Second Lien Term Loan, 1-month LIBOR + 6.000% 03/24/2025	2,236,692
9,579,487	HD Supply Waterworks, Ltd. Term Loan B, 3-month LIBOR + 3.000% 08/01/2024	9,627,384
1,743,503	Nevada Land Group LLC First Lien Initial Term Loan (b)(c)	—

		26,310,431

INDUSTRIALS - 5.8%
1,290,323	American Traffic Solutions, Inc. 2nd Lien Term Loan, 1-month LIBOR + 7.750% 02/27/2026	1,320,968
7,014,134	Aquilex Holdings LLC First Lien Term Loan, 1-month LIBOR + 3.750% 10/11/2024	7,075,508
4,000,000	Second Lien Term Loan, 1-month LIBOR + 8.500% 10/03/2025	4,000,000
10,202,673	ATS Consolidated, Inc. 1st Lien Term Loan, 1-month LIBOR + 3.750% 02/28/2025	10,266,440
18,294,668	Hayward Industries, Inc. First Lien Term Loan, 1-month LIBOR + 3.500% 08/05/2024	18,431,878
8,089,231	Omnimax International, Inc. Unsecured Term Loan, PIK 14.000%, Cash 2.000% 02/06/2021 (c)	8,008,339
6,315,789	Pisces Midco, Inc. (aka PlyGem Industries, Inc.) Term Loan, 3-month LIBOR + 3.750% 04/12/2025	6,378,947
7,500,000	SRS Distribution, Inc. 1st Lien Term Loan, 3-month LIBOR + 3.250% 05/23/2025	7,458,600

		62,940,680

INFORMATION TECHNOLOGY - 6.6%
12,299,290	Avaya, Inc. Term Loan B, 1-month LIBOR + 4.250% 12/15/2024	12,423,267
9,292,119	CCC Information Services, Inc. First Lien Term Loan, 1-month LIBOR + 3.000% 04/27/2024	9,342,064
10,000,000	Intermedia Holdings, Inc. 3-month LIBOR + 6.000% 07/11/2025	10,046,900
18,566,901	Kronos Incorporated Term Loan B, 3-month LIBOR + 3.000% 11/01/2023	18,681,830
4,800,000	Second Lien Term Loan, 3-month LIBOR + 8.250% 11/01/2024	4,924,296
16,552,134	NeuStar, Inc. Term Loan B4, 1-month LIBOR + 3.500% 08/08/2024	16,605,350

		72,023,707

MANUFACTURING - 1.7%
901,132	SMG Holdings Inc. 1st Lien Term Loan, 1-month LIBOR + 3.000% 01/23/2025	907,048
8,654,248	VC GB Holdings, Inc. Second Lien Term Loan, 1-month LIBOR + 8.000% 02/28/2025	8,762,426
8,638,126	First Lien Term Loan, 1-month LIBOR + 3.250% 02/28/2024	8,681,316

		18,350,790

CONSOLIDATED INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2018	Highland Floating Rate Opportunities Fund

MEDIA & TELECOMMUNICATIONS - 2.7%
8,630,544	Fort Dearborn Holding Company, Inc. First Lien Term Loan, 3-month LIBOR + 4.000% 10/19/2023	8,220,593
28,571,429	iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) (b)	21,538,000

		29,758,593

METALS & MINERALS - 4.1%
5,518,085	84 Lumber Company Term Loan B, 1-month LIBOR + 5.250% 10/25/2023	5,577,874
15,297,054	MacDermid, Incorporated (Platform Specialty Products Corporation) Term Loan B-6, 1-month LIBOR + 3.000% 06/07/2023	15,414,230
6,175,710	Peabody Energy Corporation Term Loan, 1-month LIBOR + 2.750% 03/31/2025	6,197,572
1,504,051	Tronox Blocked Borrower LLC Term Loan B, 1-month LIBOR + 3.000% 09/23/2024	1,511,413
3,470,887	Tronox Finance LLC Term Loan B, 1-month LIBOR + 3.000% 09/23/2024	3,487,876
12,000,000	U.S. Lumber Group, LLC 5.75%, 10/01/2025	12,061,860

		44,250,825

OIL & GAS - 1.9%
21,005,505	Traverse Midstream Partners LLC Term Loan, 6-month LIBOR + 4.000% 09/27/2024	21,191,509

REAL ESTATE (c) - 0.1%
1,200,000	Bridgeview Louetta LLC Mezzanine Term Loan 12.000%, 08/04/2021	1,277,998

RETAIL - 6.7%
13,833,727	Academy, Ltd. Term Loan B, 1-month LIBOR + 4.000% 07/01/2022	10,795,218
10,027,756	General Nutrition Centers, Inc. 0.00%, 03/04/2021	9,902,409
1,178,368	FILO Term Loan, 1-month LIBOR + 7.000% 12/31/2022	1,211,262
13,970,821	Jo-Ann Stores, Inc. Term Loan, 3-month LIBOR + 5.000% 10/20/2023	14,058,139
9,604,167	1-month LIBOR + 9.250% 05/21/2024	9,514,128
14,926,494	Men’s Wearhouse, Inc. (The) Term Loan, 1-month LIBOR + 3.500% 04/09/2025	14,987,170
4,441,860	Neiman Marcus Group, Inc. (The)1-month LIBOR + 3.250% 10/25/2020	4,135,994
14,988,683	Toys ‘R’ Us-Delaware, Inc. Term Loan B-4 (b)	7,925,267

		72,529,587

SERVICE - 9.1%
6,738,235	Advantage Sales & Marketing, Inc. First Lien Term Loan, 1-month LIBOR + 3.250% 07/23/2021	6,256,451
13,710,000	Second Lien Term Loan, 1-month LIBOR + 6.500% 07/25/2022	11,602,087

CONSOLIDATED INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2018	Highland Floating Rate Opportunities Fund

2,200,175	Incremental Term Loan B, 1-month LIBOR + 3.250% 07/25/2021	2,032,412
14,086,911	CSC SW Holdco, Inc. (fka CSC Serviceworks, Inc.) (aka Spin Holdco) Term Loan B, 3-month LIBOR + 3.250% 11/14/2022	14,144,597
6,035,717	EnergySolutions, LLC3-month LIBOR + 3.750% 05/09/2025	6,088,529
14,665,500	Parexel International Corporation Term Loan B, 1-month LIBOR + 2.750% 09/27/2024	14,592,173
18,645,133	USI, Inc. (fka Compass Investors Inc.) Repriced Term Loan, 3-month LIBOR + 3.000% 05/16/2024	18,675,432
9,002,115	Wash Multifamily Parent Inc. First Lien Term Loan, 1-month LIBOR + 3.250% 05/14/2022	9,069,631
1,420,688	First Lien Term Loan, 1-month LIBOR + 3.250% 05/14/2022	1,431,344
14,822,500	Weight Watchers International, Inc. Term Loan B, 3-month LIBOR + 4.750% 11/29/2024	15,020,158

		98,912,814

TELECOMMUNICATIONS - 1.4%
10,340,893	Crown Finance US, Inc. (aka Cineworld Group plc) USD Term Loan, 1-month LIBOR + 2.500% 02/28/2025	10,340,893
5,330,376	TerreStar Corporation Term Loan A, PIK 11.00%, 02/27/2020 + TM c	5,325,045

		15,665,938

TRANSPORTATION - 1.1%
11,818,677	Gruden Acquisition, Inc. Term Loan, 3-month LIBOR + 5.500% 08/18/2022	11,944,251

UTILITIES - 3.7%
6,040,015	Granite Acquisition, Inc. Term Loan B, 3-month LIBOR + 3.500% 12/19/2021	6,097,727
276,503	Term Loan C, 3-month LIBOR + 3.500% 12/19/2021	279,146
2,319,304	Second Lien Term Loan B, 3-month LIBOR + 7.250% 12/19/2022	2,342,508
17,340,832	Lightstone Holdco LLC Term Loan B, 1-month LIBOR + 3.750% 01/30/2024	17,246,064
931,364	Term Loan C, 1-month LIBOR + 3.750% 01/30/2024	926,274
3,092,151	Pike Corporation Term Loan B, 1-month LIBOR + 3.500% 03/23/2025	3,121,527
59,127,210	Texas Competitive Electric Holdings Co., LLC Non Extended Escrow Loan (d)	118,254
9,866,378	Vistra Operations Company LLC Term Loan B-2, 1-month LIBOR + 2.250% 12/14/2023	9,901,700

		40,033,200

	Total U.S. Senior Loans (Cost $998,513,355)	895,761,384

CONSOLIDATED INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2018	Highland Floating Rate Opportunities Fund

Principal Amount
Foreign Denominated or Domiciled Senior Loans (a) - 8.2%
CANADA - 3.2%
19,842,243	Sandvine Corporation Term Loan B, 1-month LIBOR + 4.750% 09/21/2022	19,916,651
14,625,000	Valeant Pharmaceuticals International, Inc.1-month LIBOR + 3.000% 06/01/2025	14,715,748

		34,632,399

LUXEMBOURG - 4.8%
7,758,621	Auris Luxembourg III S.a.r.l. 3.75%, 07/20/2025	7,865,341
15,377,406	Evergreen Skills Lux S.a.r.l. First Lien Initial Term Loan, 1-month LIBOR + 4.750% 04/28/2021	14,666,201
20,000,000	Intelsat Jackson Holdings SA Term Loan B3, 1-month LIBOR + 3.750% 11/27/2023	20,102,700
9,155,235	Travelport Finance (Luxembourg) S.a.r.l.3-month LIBOR + 2.500% 03/17/2025	9,169,563

		51,803,805

UNITED KINGDOM - 0.2%
2,565,679	Titan Acquisition Limited1-month LIBOR + 3.000% 03/28/2025	2,497,932

	Total Foreign Denominated or Domiciled Senior Loans (Cost $88,267,201)	88,934,136

Principal Amount ($)
Collateralized Loan Obligations (e)(f) - 20.4%
3,000,000	Apidos CLO XXX Series XXXA, Class C, FRN 3M USD LIBOR + 3.00%, 10/18/2031	3,000,000
9,000,000	BlueMountain CLO 2014-2, Ltd. Series 2014-2A, Class ER2, FRN 3M USD LIBOR + 6.00%, 10/20/2030	8,887,500
3,000,000	Crestline Denali CLO XVII, Ltd. Series 2018-1A, Class E, FRN 3M USD LIBOR + 6.05%, 10/15/2031	2,970,000
4,600,000	Denali Capital CLO XI, Ltd. Series 2015-1A, Class ER, FRN 3M USD LIBOR + 8.25%, 10/20/2028	4,485,000
10,500,000	GoldenTree Loan Opportunities IX, Ltd. Series 2014-9A, Class FR2, FRN 3M USD LIBOR + 7.64%, 10/29/2029	10,316,250
7,500,000	JFIN CLO 2012, Ltd. Series 2012-1A, Class DR, FRN 3M USD LIBOR + 8.90%, 07/20/2028	7,351,500
1,000,000	KVK CLO 2014-3, Ltd. Series 2014-3A, Class E, 3M LIBOR + 5.100%, FRN 10/15/2026	971,300
490,000	Magnetite VII, Ltd. Series 2012-7A, Class ER2, FRN 3M USD LIBOR + 6.45%, 01/15/2028	468,783
3,000,000	Magnetite XIV-R, Ltd. Series 2015-14RA, Class F, FRN 3M USD LIBOR + 7.93%, 10/18/2031	2,938,800
375,000	Magnetite XIX, Ltd. Series 2017-19A, Class F, 3M LIBOR + 7.610%, FRN 07/17/2030	367,163
8,000,000	Marathon CLO VIII, Ltd. Series 2015-8A, Class CR, FRN 3M USD LIBOR + 5.70%, 10/18/2031	7,980,000
3,000,000	MP CLO VII, Ltd. Series 2015-1A, Class ERR, FRN 3M USD LIBOR + 7.90%, 10/18/2028	3,000,000
2,900,000	Series 2015-1A, Class FRR, FRN 3M USD LIBOR + 10.06%, 10/18/2028	2,842,580
5,000,000	Neuberger Berman CLO XXIII, Ltd. Series 2016-23A, Class ER, FRN 3M USD LIBOR + 3.01%, 10/17/2027	5,000,000
3,000,000	OZLM VI, Ltd. Series 2014-6A, Class ES, FRN 3M USD LIBOR + 8.64%, 04/17/2031	2,940,000

CONSOLIDATED INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2018	Highland Floating Rate Opportunities Fund

3,365,000	Regatta XIV Funding, Ltd. Series 2018-3A, Class E, FRN 3M USD LIBOR + 5.95%, 10/25/2031	3,332,023
1,000,000	Regatta XV Funding, Ltd. Series 2018-4A, Class D, FRN 3M USD LIBOR + 6.30%, 10/25/2031	990,000
1,150,000	Saranac CLO III, Ltd. Series 2014-3A, Class ER, FRN 3M USD LIBOR + 9.87%, 06/22/2030	1,155,750
3,000,000	Shackleton 2013-III CLO, Ltd. Series 2013-3A, Class ER, FRN 3M USD LIBOR + 8.22%, 07/15/2030	3,000,000
1,000,000	THL Credit Wind River 2014-3 CLO, Ltd. Series 2014-3A, Class ER2, FRN 3M USD LIBOR + 1.00%, 10/22/2031	985,000
5,000,000	York CLO 1, Ltd. Series 2014-1A, Class DRR, FRN 3M USD LIBOR + 5.18%, 10/22/2029	5,000,000
4,000,000	Series 2014-1A, Class ERR, FRN 3M USD LIBOR + 7.75%, 10/22/2029	3,964,000
1,000,000	Zais CLO 1, Ltd. Series 2014-1A, Class DR, FRN 3M USD LIBOR + 6.30%, 04/15/2028	990,000
4,250,000	Zais Clo 7, Ltd. Series 2017-2A, Class E, FRN 3M USD LIBOR + 9.49%, 04/15/2030	4,266,150
2,000,000	Zais CLO 8, Ltd. Series 2018-1A, Class E, FRN 3M USD LIBOR + 7.59%, 04/15/2029	1,922,000
750,000	Acis CLO, Ltd. Series 2014-4A, Class D, 3M LIBOR + 3.100%, FRN 05/01/2026	744,975
1,000,000	Series 2015-6A, Class D, 3M LIBOR + 3.770%, FRN 05/01/2027	1,001,600
7,000,000	Series 2014-5A, Class D, 3M LIBOR + 4.340%, FRN 11/01/2026	6,927,900
14,750,000	Series 2014-4A, Class E, 3M LIBOR + 4.800%, FRN 05/01/2026	13,975,625
7,500,000	Series 2015-6A, Class E, 3M LIBOR + 5.490%, FRN 05/01/2027	7,287,750
3,000,000	Series 2013-1A, Class E, 3M LIBOR + 5.600%, FRN 04/18/2024	3,001,875
4,000,000	Series 2014-3A, Class E, 3M LIBOR + 4.750%, FRN 02/01/2026	3,758,000
1,000,000	Apidos CLO XXI Series 2015-21A, Class ER, FRN 3M USD LIBOR + 10.58%, 07/18/2027	1,006,300
6,500,000	BlueMountain CLO, Ltd. Series 2015-3A, Class ER, FRN 3M USD LIBOR + 10.43%, 04/20/2031	6,397,300
10,029,000	Catamaran CLO, Ltd. Series 2014-1A, Class DR, FRN 3M USD LIBOR + 9.13%, 04/22/2030	10,079,145
3,250,000	ECP CLO, Ltd. Series 2015-7A, Class DR, FRN 3M USD LIBOR + 8.25%, 04/22/2030	3,169,400
3,000,000	Galaxy XV CLO, Ltd. Series 2013-15A, Class ER, FRN 3M USD LIBOR + 8.98%, 10/15/2030	3,045,000
2,500,000	Galaxy XXVII CLO, Ltd. Series 2018-27A, Class E, FRN 3M USD LIBOR + 8.10%, 05/16/2031	2,487,500
15,000,000	JMP Credit Advisors CLO, Ltd. Series 2018-1A, Class SSUB, FRN 3M USD LIBOR + 1.00%, 07/17/2030	15,000,000

CONSOLIDATED INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2018	Highland Floating Rate Opportunities Fund

3,200,000	KVK CLO, Ltd. Series 2018-1A, Class E, FRN 3M USD LIBOR + 8.18%, 05/20/2029	3,176,000
2,075,000	Nassau 2017-I, Ltd. Series 2017-IA, Class D, 3M LIBOR + 6.180%, FRN 10/15/2029	2,056,948
5,000,000	Neuberger Berman CLO XX, Ltd. Series 2015-20A, Class FR, FRN 3M USD LIBOR + 9.79%, 01/15/2028	4,950,000
1,000,000	Palmer Square CLO, Ltd. Series 2015-1A, Class DR, 3M LIBOR + 6.200%, FRN 05/21/2029	1,005,000
5,500,000	Shackleton CLO, Ltd. Series 2013-4RA, Class D, FRN 3M USD LIBOR + 8.19%, 04/13/2031	5,499,450
1,800,000	Silver Spring CLO, Ltd. Series 2014-1A, Class F, 3M LIBOR + 5.200%, FRN 10/15/2026	1,399,500
1,100,000	TICP CLO I-2, Ltd. Series 2018-IA, Class E, FRN 3M USD LIBOR + 10.36%, 04/26/2028	1,099,340
4,200,000	TICP CLO II-2, Ltd. Series 2018-IIA, Class D, FRN 3M USD LIBOR + 8.68%, 04/20/2028	4,126,500
4,150,000	TICP CLO III-2, Ltd. Series 2018-3R, Class F, FRN 3M USD LIBOR + 10.34%, 04/20/2028	4,118,460
7,575,000	Venture XIII CLO, Ltd. Series 2013-13A, Class ER, FRN 3M USD LIBOR + 9.08%, 09/10/2029	7,575,000
3,625,000	Venture XVIII CLO, Ltd. Series 2014-18A, Class ER, FRN 3M USD LIBOR + 8.93%, 10/15/2029	3,641,675
4,550,000	Voya CLO, Ltd. Series 2013-2A, Class DR, FRN 3M USD LIBOR + 7.94%, 04/25/2031	4,527,250
3,000,000	Series 2014-2A, Class DR, 3-month LIBOR + 6.300%, FRN 04/17/2030	3,019,200
2,850,000	Series 2013-2A, Class ER, FRN 3M USD LIBOR + 10.19%, 04/25/2031	2,751,390
4,000,000	Z Capital Credit Partners CLO 2015-1, Ltd. Series 2015-1A, Class E, 3M LIBOR + 5.970%, FRN 07/16/2027	3,975,200
2,000,000	Zais CLO 3, Ltd. Series 2015-3A, Class DR, FRN 3M USD LIBOR + 9.25%, 07/15/2031	1,955,000

	Total Collateralized Loan Obligations (Cost $222,786,329)	221,882,082

Corporate Bonds & Notes - 2.7%
ENERGY (b) - 0.9%
2,000,000	FirstEnergy Solutions Corp.	1,470,000
10,000,000	FirstEnergy Solutions Corp.	7,350,000
5,000,000	Rex Energy Corp.	1,375,000

		10,195,000

HEALTHCARE - 0.1%
1,000,000	Envision Healthcare Corp. 8.75%, 10/15/2026	992,500

INFORMATION TECHNOLOGY (d) - 0.0%
4,571,000	Avaya, Inc.	—

RETAIL (e) - 0.7%
8,000,000	Rite Aid Corp. 6.13%, 04/01/2023	7,210,000

UTILITIES - 1.0%
13,889,369	Bruce Mansfield Unit 1 2007 Pass Through Trust (b)	10,191,324
15,600,000	Ocean Rig UDW, Inc. (c)(e)	1,076,400
	Texas Competitive Electric Holdings Co., LLC

CONSOLIDATED INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2018	Highland Floating Rate Opportunities Fund

20,000,000	10.25%, 11/01/2015 (d)	80,000
8,000,000	11.50%, 10/01/2020 (d) (e)	36,000

		11,383,724

	Total Corporate Bonds & Notes (Cost $40,608,547)	29,781,224

Shares
Claims (g) - 0.0%
TELECOMMUNICATIONS - 0.0%
3,791,858	Lehman Brothers Commercial Paper LCPI Claim Facility + TM c	52,138

	Total Claims (Cost $1,819,529)	52,138

Common Stocks - 7.6%
ENERGY - 0.8%
137,142	Fieldwood Energy, Inc.	7,119,933
30,277	Fieldwood Energy, Inc.	1,571,876
1,118,286	Value Creation, Inc.	1

		8,691,810

GAMING & LEISURE (c)(h) - 0.0%
44	LLV Holdco LLC - Litigation Trust Units	—
34,512	LLV Holdco LLC - Series A, Membership Interest	—
436	LLV Holdco LLC - Series B, Membership Interest	—

		—

HEALTHCARE (c)(h) - 0.0%
207,031	CCS Medical, Inc.	—

HOUSING (c) - 0.2%
1,648,350	Westgate Investments LLC	1,938,130

INDUSTRIALS (i) - 0.3%
250,627	Remington Outdoor Co., Inc.	3,174,692

MATERIALS (i) - 1.0%
299,032	MPM Holdings, Inc.	9,198,224
135,000	Pretium Resources, Inc.	1,027,350

		10,225,574

MEDIA & TELECOMMUNICATIONS - 4.2%
10,939,879	Gambier Bay LLC (c)(h)	1,449,534
502,161	Metro-Goldwyn-Mayer, Inc., Class A (j)	43,876,318

		45,325,852

METALS & MINERALS (c) - 0.3%
14,621	Omnimax International, Inc.	3,670,539

REAL ESTATE - 0.0%
1,291,571	Allenby (c)(h)	1
8,696,170	Claymore (c)(h)	9
11,331	Jernigan Capital, Inc., REIT	218,575

		218,585

TELECOMMUNICATIONS (c)(j) - 0.8%
27,134	TerreStar Corporation	9,052,445

UTILITIES (c) - 0.0%
10,378	Entegra TC LLC, Class A	85,826

	Total Common Stocks (Cost $346,661,468)	82,383,453

Preferred Stocks - 19.0%
FINANCIAL (c) - 16.9%
180,008	Creek Pine Holdings, LLC 10.25%	184,294,331
REAL ESTATE INVESTMENT TRUST (c) - 2.1%
20,000	Jernigan Capital, Inc. PIK 7.5%, Cash 7%	22,520,560

	Total Preferred Stocks (Cost $200,008,333)	206,814,891

CONSOLIDATED INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2018	Highland Floating Rate Opportunities Fund

Exchange-Traded Funds (k) - 0.2%
180,178	Sprott Gold Miners ETF	2,810,777

	Total Exchange-Traded Funds (Cost $3,440,662)	2,810,777

Rights - 0.1%

Units
UTILITIES (i) - 0.1%
1,117,866	Texas Competitive Electric Holdings Co., LLC	870,259

	Total Rights (Cost $3,925,049)	870,259

Warrants (i) - 0.1%
ENERGY (i) - 0.1%
5,801	Arch Coal, Inc., expires 10/05/2023	275,547

GAMING & LEISURE (c)(h)(i) - 0.0%
1,834	LLV Holdco LLC - Series C, Membership Interest	—
2,522	LLV Holdco LLC - Series D, Membership Interest	—
2,819	LLV Holdco LLC - Series E, Membership Interest	—
3,172	LLV Holdco LLC - Series F, Membership Interest	—
3,594	LLV Holdco LLC - Series G, Membership Interest	—

		—

INDUSTRIALS (i) - 0.0%
453	Omnimax Holdings, Inc. (c)	113,615
178,140	Remington Outdoor Co., Inc.	155,873

		269,488

INFORMATION TECHNOLOGY (i) - 0.0%
18,641	Avaya Holdings Corp. + TM c	96,001

	Total Warrants (Cost $290,959)	641,036

Shares
Registered Investment Companies (h)(l) - 1.5%
427,345	NexPoint Strategic Opportunities Fund, Common (k)	9,572,528
325,472	NFRO REIT SUB, LLC (c)	6,714,498

	Total Registered Investment Companies (Cost $16,201,692)	16,287,026

Principal Amount ($)
Cash Equivalents - 8.1%
88,364,691	State Street Institutional U.S. Government Money Market Fund, Premier Class 2.00%, 12/31/2049	88,364,691

	Total Cash Equivalents (Cost $88,364,691)	88,364,691

Total Investments - 150.2% (Cost $2,010,892,815)		1,634,583,097

Securities Sold Short (m) - (1.1)%
Corporate Bonds & Notes - (0.6)%
RETAIL (e) - (0.6)%
(9,000,000)	PetSmart, Inc. 7.13%, 03/15/2023	(6,513,750)

	Total Corporate Bonds & Notes (Proceeds $6,201,134)	(6,513,750)

Exchange-Traded Funds (n) - (0.5)%
(10,000)	Invesco QQQ Trust Series 1 ETF, Series 1	(1,857,900)

CONSOLIDATED INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2018	Highland Floating Rate Opportunities Fund

(60,000)	ProShares UltraPro QQQ ETF	(4,268,400)

	Total Exchange-Traded Funds (Proceeds $5,965,364)	(6,126,300)

	Total Securities Sold Short (Proceeds $12,166,498)	(12,640,050)

Other Assets & Liabilities, Net - (49.1)%		(533,993,922)

Net Assets - 100.0%		1,087,949,125

(a)

Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at September 30, 2018. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown. Current LIBOR rates include 1 month which is equal to 2.26% and 3 months equal to 2.40%.

(b)	The issuer is, or is in danger of being, in default of its payment obligation.
(c)

Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $280,690,165, or 25.8% of net assets, were fair valued under the Fund’s valuation procedures as of September 30, 2018. Classified as Level 3 within the three-tier fair value hierarchy. Please see Note 2 for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(d)	Represents value held in escrow pending future events. No interest is being accrued.
(e)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At September 30, 2018, these securities amounted to $223,654,732 or 20.6% of net assets.

(f)

Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect September 30, 2018. LIBOR, otherwise known as London Interbank Offered Rate, is the benchmark interest rate that banks charge each other for short-term loans. Current LIBOR rates include 1 month which is equal to 2.26% and 3 months equal to 2.40%.

(g)	These positions represent claims that have been filed with the United States Bankruptcy Court Southern District of New York against Lehman Commercial Paper, Inc. UK Branch.
(h)	Affiliated issuer. Assets with a total aggregate market value of $52,751,324, or 4.8% of net assets, were affiliated with the Fund as of September 30, 2018.
(i)	Non-income producing security.
(j)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Market Value at Period End	Percent of Net Assets
Metro-Goldwyn-Mayer, Inc.	Common Stocks	12/20/2010	$21,845,688	$43,876,317	4.0%
TerreStar Corporation	Common Stocks	03/16/2018	$3,093,276	$9,052,445	0.8%

(k)	All or part of this security is pledged as collateral for short sales and written options contracts. The market value of the securities pledged as collateral was $12,327,145.
(l)	Represents investments of cash collateral received in connection with securities lending.
(m)

As of September 30, 2018, $18,234,975 in cash was segregated or on deposit with the brokers to cover investments sold short and reverse repurchase agreements and is included in “Other Assets & Liabilities, Net.

(n)	No dividend payable on security sold short.

The average amount of borrowing by the Fund on reverse repurchase agreements outstanding during the year ended September 30, 2018 was $46,003,058 at a weighted average interest rate of 3.55%.

Reverse Repurchase Agreements outstanding as of September 30, 2018 were as follows:

Counter-party	Collateral Pledged	Interest Rate	Trade Date	Maturity Date	Repurchase Amount	Principal Amount	Value
BNP	Acis CLO, Ltd., Series 2014-4A, Class E, 3M USD LIBOR + 4.800%, FRN 05/01/2026	3.887	7/26/2018	10/26/2018	$(8,305,969)	$11,250,000	$(8,247,200)
BNP	Acis CLO, Ltd., Series 2015-6A, Class E, 3M USD LIBOR + 5.490%, FRN 05/01/2027	3.887	7/26/2018	10/26/2018	(5,645,545)	7,500,000	(5,605,600)

CONSOLIDATED INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2018	Highland Floating Rate Opportunities Fund

BNP	Acis CLO, Ltd., Series 2014-3A, Class E, 3M USD LIBOR + 4.750%, FRN 02/01/2026	3.887	7/27/2018	10/26/2018	(2,938,579)	4,000,000	(2,918,100)
BNP	Acis CLO, Ltd., Series 2013-1A, Class E, 3M USD LIBOR + 5.600%, FRN 04/18/2024	3.887	7/27/2018	10/26/2018	(2,226,114)	3,000,000	(2,210,600)
BNP	Acis CLO, Ltd., Series 2015-6A, Class D, 3M USD LIBOR + 3.770%, FRN 05/01/2027	3.587	7/27/2018	10/26/2018	(816,756)	1,000,000	(811,500)
BNP	Acis CLO, Ltd., Series 2014-5A, Class D, 3M USD LIBOR + 4.340%, FRN 11/01/2026	3.587	7/27/2018	10/26/2018	(5,727,454)	7,000,000	(5,690,600)
BNP	Acis CLO, Ltd., Series 2014-4A, Class E, 3M USD LIBOR + 4.800%, FRN 05/01/2026	3.887	7/27/2018	10/26/2018	(2,583,706)	3,500,000	(2,565,700)
BNP	JMP Credit Advisors CLO, Ltd. Series 2018-1A, Class SSUB, FRN 07/17/2030	4.57	9/06/2018	12/05/2018	(3,723,989)	7,500,000	(3,712,685)
BNP	Z Capital Credit Partners CLO 2015-1, Ltd. Series 2015-1A, Class E, 3M USD LIBOR + 5.970%, FRN 07/16/2027	3.898	8/03/2018	10/26/2018	(3,014,414)	4,000,000	(2,995,600)

Total Reverse Repurchase Agreements						$48,750,000	$(34,757,585)

Foreign Denominated or Domiciled Senior Loans

Industry Concentration Table:

(% of Net Assets)

Information Technology	5.0%
Healthcare	2.1%
Transportation	0.9%
Machinery	0.2%

Total	8.2%

NOTES TO INVESTMENT PORTFOLIO (unaudited)
As of September 30, 2018	Highland Floating Rate Opportunities Fund

Organization

Highland Floating Rate Opportunities Fund (the “Fund”) is organized as an unincorporated business trust under the laws of The Commonwealth of Massachusetts. The Fund is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. On September 25, 2017, the Fund acquired the assets of Highland Floating Rate Opportunities Fund (the “Predecessor Fund”), a series of Highland Funds I, a Delaware statutory trust. The Fund is the successor to the accounting and performance information of the Predecessor Fund. This report includes information for the three months ended September 30, 2018.

On November 3, 2017, shareholders of the Fund approved a proposal authorizing the Board of Trustees (the “Board”) of the Fund to convert the fund from an open-end fund to a closed-end fund at a special meeting of shareholders. The Board took action to convert the Fund to a closed-end fund effective shortly after 4:00 p.m. Eastern Time on November 3, 2017 (the “Conversion Date”). The Fund also effected an approximately 1-for-2 reverse stock split of the Fund’s issued and outstanding shares on November 3, 2017, thereby reducing the number of shares outstanding. Shareholders were paid cash for any fractional shares resulting from the reverse stock split. The Fund began listing its shares for trading on the New York Stock Exchange (the “NYSE”) on November 6, 2017 under the ticker symbol “HFRO”. The Fund may issue an unlimited number of common shares, par value $0.001 per share (“Common Shares”). Prior to the Conversion Date, the Fund issued Class A, Class C, and Class Z shares.

Basis of Consolidation

The Fund consolidates HFRO Sub, LLC (“HFRO Sub”), a Delaware wholly owned subsidiary, for financial reporting, and the holdings of HFRO Sub, LLC are included within the Consolidated Investment Portfolio for the Fund. HFRO Sub is a bankruptcy remote financing vehicle used to obtain leverage with the portfolio of bank loans serving as collateral. All inter-company accounts and transactions have been eliminated in the consolidation.

Valuation of Investments

In computing the Fund’s net assets attributable to shares, securities with readily available market quotations on the NYSE, National Association of Securities Dealers Automated Quotation (“NASDAQ”) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Fund’s Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management Fund Advisors, L.P. (“the Investment Adviser”) has determined to have the capability to provide appropriate pricing services which have been approved by the Board.

Securities for which market quotations are not readily available, or for which the Fund has determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s net asset value (“NAV”), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including, but not limited to: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Fund. The NAV shown in the Fund’s financial statements may vary from the NAV published by the Fund as of its period end because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2018	Highland Floating Rate Opportunities Fund

Fair Value Measurements

The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1	—	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2	—	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3	—	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of September 30, 2018, the Fund’s investments consisted of senior loans, foreign denominated or domiciled senior loans, collateralized loan obligations, corporate bonds and notes, U.S. asset-backed securities, non-U.S. asset-backed securities, claims, common stocks, registered investment companies, cash equivalents, rights and warrants. The fair value of the Fund’s senior loans and bonds are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans and bonds that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Fund’s common stocks, registered investment companies, rights and warrants that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2018	Highland Floating Rate Opportunities Fund

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value the Fund’s assets as of September 30, 2018 is as follows:

	Total value at September 30, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs
Assets
U.S. Senior Loans
Aerospace	$33,549,779	$—	$33,549,779		$—
Commercial Services	20,133,679	—	20,133,679		—
Consumer Discretionary	52,399,073	—	52,399,073		—
Consumer Products	35,692,783	—	35,692,783		—
Energy	36,201,239	—	36,201,239		—
Financial	97,778,038	—	97,778,038		—
Gaming & Leisure	10,002,769	—	—		10,002,769
Healthcare	94,813,701	—	69,801,715		25,011,986
Housing	26,310,431	—	26,310,431		—	(2)
Industrials	62,940,680	—	54,932,341		8,008,339
Information Technology	72,023,707	—	72,023,707		—
Manufacturing	18,350,790	—	18,350,790		—
Media & Telecommunications	29,758,593	—	29,758,593		—
Metals & Minerals	44,250,825	—	44,250,825		—
Oil & Gas	21,191,509	—	21,191,509		—
Real Estate	1,277,998	—	—		1,277,998
Retail	72,529,587	—	72,529,587		—
Service	98,912,814	—	98,912,814		—
Telecommunications	15,665,938	—	10,340,893		5,325,045
Transportation	11,944,251	—	11,944,251		—
Utilities	40,033,200	—	40,033,200		—
Foreign Denominated or Domiciled Senior Loans
Canada	34,632,399	—	34,632,399		—
Luxembourg	51,803,805	—	51,803,805		—
United Kingdom	2,497,932	—	2,497,932		—
Asset-Backed Securities	89,123,799	—	89,123,799		—
Collateralized Loan Obligations	132,758,283	—	132,758,283		—
Corporate Bonds & Notes
Energy	10,195,000	—	10,195,000		—
Healthcare	992,500	—	992,500		—
Information Technology	—	—	—	(2)	—
Retail	7,210,000	—	7,210,000		—
Utilities	11,383,724	—	10,307,324		1,076,400
Claims	52,138	—	—		52,138
Common Stocks
Energy	8,691,810	8,691,809	—		1
Gaming & Leisure	—	—	—		—	(2)
Healthcare	—	—	—		—
Housing	1,938,130	—	—		1,938,130
Industrials	3,174,692	3,174,692	—		—
Materials	10,225,574	10,225,574	—		—
Media & Telecommunications	45,325,852	43,876,318			1,449,534
Metals & Minerals	3,670,539	—	—		3,670,539
Real Estate	218,585	218,575	—		10

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2018	Highland Floating Rate Opportunities Fund

Telecommunication Services	9,052,445	—	—	9,052,445
Utilities	85,826	—	—	85,826
Preferred Stocks(1)	206,814,891	—	—	206,814,891
Exchange-Traded Funds	2,810,777	2,810,777	—	—
Rights	870,259	—	870,259	—
Warrants
Energy	275,547	275,547	—	—
Gaming & Leisure	—	—	—	—	(2)
Industrials	269,488	—	155,873	113,615
Information Technology	96,001	—	—	96,001
Registered Investment Companies	16,287,026	9,572,528	—	6,714,498
Cash Equivalents	88,364,691	88,364,691	—	—

Total Assets	1,634,583,097	123,334,193	1,230,558,739	280,690,165

Liabilities
Securities Sold Short
Corporate Bonds & Notes	(6,513,750)	—	(6,513,750)	—
Exchange-Traded Funds	(6,126,300)	(6,126,300)	—	—

Total Liabilities	(12,640,050)	(6,126,300)	(6,513,750)	—

Total	$1,587,185,462	$117,207,893	$1,189,287,404	$280,690,165

(1)	See Consolidated Investment Portfolio detail for industry breakout.
(2)	This category includes securities with a value of zero.

The table below sets forth a summary of changes in the Fund’s assets measured at fair value using significant unobservable inputs (Level 3) for the period ended September 30, 2018.

	Balance as of June 30, 2018	Transfers Into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gain/ (Loss)	Net Unrealized Appreciation/ (Depreciation)	Net Purchases	Net (Sales)	Balance as of September 30, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Held at September 30, 2018
U.S. Senior Loans
Gaming & Leisure	$9,552,081	$—	$—	$—	$—	$(112,672)	$563,360	$—	10,002,769	$(112,672)
Healthcare	25,656,370	—	—	—	—	(644,384)	—	—	25,011,986	(644,384)
Industrials	7,727,701	—	—	89,786	—	(76,819)	267,671	—	8,008,339	(76,819)
Real Estate	1,277,998	—	—	(5,716)	—	5,716	—	—	1,277,998	5,716
Telecommunications	5,168,238	—	—	—	—	5,026	151,781	—	5,325,045	5,026
Corporate Bonds & Notes
Utilities	1,076,400	—	—	—	—	—	—	—	1,076,400	—
Claims	52,138	—	—	—	—	—	—	—	52,138	—
Common Stocks
Energy	1	—	—	—	—	—	—	—	1	—
Housing	7,384,608	—	—	—	—	337,199	—	(5,783,677)	1,938,130	337,199
Media & Telecommunications	1,408,509	—	—	—	—	41,025	—	—	1,449,534	41,025
Metals & Minerals	4,932,895	—	—	—	—	(1,262,356)	—	—	3,670,539	(1,262,356)
Real Estate	9	—	—	—	—	(504,724)	504,725	—	10	(504,724)
Telecommunications	7,104,495	—	—	—	—	1,947,950	—	—	9,052,445	1,947,950
Utilities	84,269	—	—	—	—	1,557	—	—	85,826	1,557
Preferred Stocks
Financial	—	—	—	—	—	4,285,998	180,008,333	—	184,294,331	4,285,998
Real Estate Investment Trust	20,000,000	—	—	—	—	2,520,560	—	—	22,520,560	2,520,560
Warrants	—
Industrials	152,689	—	—	—	—	(39,074)	—	—	113,615	(39,074)
Information Technology	66,735	—	—	—	—	29,266	—	—	96,001	29,266
Registered Investment Companies	6,613,601	—	—	—	—	100,897	—	—	6,714,498	100,897

Total	$98,258,737	$—	$—	$84,070	$—	$6,635,165	$181,495,870	$5,783,677	$280,690,165	$6,635,165

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2018	Highland Floating Rate Opportunities Fund

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. For the period ended September 30, 2018, there were no transfers between Levels.

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Market Value at 9/30/2018	Valuation Technique	Unobservable Inputs	Input Value(s)
Preferred Stock	$206,814,891	Net Asset Value	N/A	N/A
		Cost	N/A	N/A
		Discounted Cash Flow	Discount Rate	8.5%
Senior Loans	49,626,137	Adjusted Appraisal	Liquidity Discount	10%
			Asset Specific Discount	10%
		Multiples Analysis	Multiple of Revenue	0.4x - 0.5x
			Multiple of EBITDA	3.0x - 5.0x
		Discounted Cash Flow	Discount Rate	11.1% - 16.5%
			Spread Adjustment	0.1% - 0.5%
		Cost	N/A	N/A
Common Stocks	16,196,486	Multiples Analysis	Multiple of Revenue	0.4x - 0.5x
			Multiple of EBITDA	3.0x - 8.25x
			Price/MHz-PoP	$0.077 - $0.625
			Risk Discount	33.0% - 35.8%
		Discounted Cash Flow	Scenario Probabilities	15.0% - 70.0%
			Illiquidity Discount	10.0%
			Discount Rate	12.0 - 17.0%
			Terminal Multiple	6.75x
		Net Asset Value	N/A	N/A
REIT	6,714,497	Net Asset Value	N/A	N/A
Corporate Bonds	1,076,400	Liquidation Analysis	Claim Amount: Percent of Par	6.9%
Warrants	206,616	Multiples Analysis	Multiple of EBITDA	6.75x - 8.25x
		Discounted Cash Flow	Discount Rate	12.0%
			Terminal Multiple	6.75x
		Black-Scholes	Volatility	32.80%
Claims	52,138	N/A	N/A	N/A

Total	$280,690,165

In addition to the unobservable inputs utilized for various valuation methodologies, the Investment Adviser frequently uses a combination of two or more valuation methodologies to determine fair value for a single holding. In such instances, the Investment Adviser assesses the methodologies and ascribes weightings to each methodology. The weightings ascribed to any individual methodology ranged from as low as 16.7% to as high as 80% as of September 30, 2018. The selection of weightings is an inherently subjective process, dependent on professional judgement. These selections may have a material impact to the concluded fair value for such holdings.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2018	Highland Floating Rate Opportunities Fund

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of the specific identification method for both financial statement and U.S. federal income tax purposes taking into account any foreign taxes withheld.

Cash & Cash Equivalents

The Fund considers liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of this financial report.

Securities Sold Short

The Fund may sell securities short. A security sold short is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any dividends or other payments received on such borrowed securities. In some circumstances, the Fund may be allowed by its prime broker to utilize proceeds from securities sold short to purchase additional investments, resulting in leverage. Securities and cash held as collateral for securities sold short are shown on the Investments Portfolio for the Fund.

Derivative Transactions

The Fund is subject to equity securities risk, interest rate risk and currency risk in the normal course of pursuing its investment objectives. The Fund enters into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions and for managing the duration of fixed income investments.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with respect to instruments that are consistent with the Fund’s investment objective or policies.

Affiliated Issuers

Under Section 2 (a)(3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities or if the portfolio company is under common control. The table below shows affiliated issuers of the Fund for the period ended September 30, 2018:

Issuer	Shares at June 30, 2018	Beginning Value as of June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales of Affiliated Issuers	Change Unrealized Appreciation/ Depreciation	Ending Value as of September 30, 2018	Shares at September 30, 2018	Affiliated Income
Majority Owned, Not Consolidated
Allenby (Common Stocks)	1,225,384	$1	$66,187	$—	$—	$(66,187)	$1	1,291,571	$—
Claymore (Common Stocks)	8,257,632	8	438,538	—	—	(438,537)	9	8,696,170	—
Other Affiliates
CCS Medical, Inc. (U.S. Senior Loans & Common Stocks)	49,169,570	25,656,370	—	—	—	(644,384)	25,011,986	50,634,422	—
Gambier Bay LLC (Common Stocks)	10,939,879	1,408,509	—	—	—	41,025	1,449,534	10,939,879	—

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2018	Highland Floating Rate Opportunities Fund

LLV Holdco LLC (U.S. Senior Loans, Common Stocks and Warrants)	11,989,033	9,552,080	563,360	—	—	(112,672)	10,002,768	12,552,392	—
NexPoint Strategic Opportunities Fund (Common Stocks)	427,345	9,380,223	—	—	—	192,305	9,572,528	427,345	256,407
NFRO REIT SUB, LLC (Common Stocks)	325,472	6,613,601	—	—	—	100,897	6,714,498	325,472	—

Total	82,334,315	$52,610,792	$1,068,085	$—	$—	$(927,553)	$52,751,324	84,867,251	$256,407

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3 (b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Highland Floating Rate Opportunities Fund

By:	/s/ Frank Waterhouse
Frank Waterhouse
Treasurer, Principal Accounting Officer, Principal Financial Officer, and Principal Executive Officer

Date: November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Frank Waterhouse
Frank Waterhouse
Treasurer, Principal Accounting Officer, Principal Financial Officer, and Principal Executive Officer

Date: November 28, 2018